Document and Entity Information	Dec. 06, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001866175
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 06, 2021
Entity Registrant Name	Crescent Energy Company
Entity Incorporation State Country Code	DE
Entity File Number	001-41132
Entity Tax Identification Number	87-1133610
Entity Address, Address Line One	600 Travis Street
Entity Address, Address Line Two	Suite 7200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	481-7782
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false